Segment Information (Tables)	12 Months Ended
May 31, 2025
DiamiR Biosciences Corp. [Member]
Segment Information [Line Items]
Schedule of Segment Revenue and Expenses

Segment revenue and expenses are as follows in the years ended May 31, 2025 and 2024.

	2025	2024
Revenue	$631,729	$1,319,531
Research and development
Salaries and benefits	449,344	692,875
Consultants and contractors	176,935	278,837
Stock based compensation	24,312	182,912
Other R&D	—	2,236
Total research and development	650,591	1,156,860
General and administrative
Salaries and benefits	105,761	117,883
Consultants and contractors	213,509	292,234
Stock based compensation	—	11,934
Patents	44,363	30,167
Depreciation	20,828	20,052
Offering costs	150,526	—
Rent and facilities	53,483	55,600
Other	35,918	86,204
Total general and administrative	624,388	614,074
Interest expense	82,046	48,599
Income taxes	17,939	114,403
Net loss	$(743,235)	$(614,405)